Cash - Schedule of Cash (Details) (10Q) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 11,897	$ 16,780
Cash at bank	5,733,424	6,074,962
Total, cash	$ 5,745,321	$ 6,091,742	$ 6,129,522	$ 4,821,869